Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	307,940	$ 33,847,388
		$ 33,847,388
Air Freight & Logistics — 0.8%
GXO Logistics, Inc.(1)(2)	420,495	$ 20,183,760
		$ 20,183,760
Automobiles — 0.8%
Stellantis NV	1,533,171	$ 22,016,722
		$ 22,016,722
Banks — 6.2%
Banco Santander S.A.	10,766,687	$ 26,936,855
Citigroup, Inc.(2)	528,975	27,453,802
Credit Agricole S.A.	2,348,761	21,641,083
HDFC Bank, Ltd.	1,332,926	24,377,982
M&T Bank Corp.(2)	176,526	31,324,539
Standard Chartered PLC	2,919,813	20,125,362
Toronto-Dominion Bank (The)	185,481	12,048,190
		$ 163,907,813
Beverages — 4.2%
Coca-Cola Co. (The)(2)	1,033,254	$ 66,303,909
Diageo PLC(2)	922,581	43,704,375
		$ 110,008,284
Biotechnology — 1.4%
CSL, Ltd.	175,792	$ 35,794,236
		$ 35,794,236
Building Products — 1.3%
Assa Abloy AB, Class B(2)	918,669	$ 21,704,493
Kingspan Group PLC	195,636	12,663,142
		$ 34,367,635
Capital Markets — 2.0%
State Street Corp.(2)	560,401	$ 39,810,887
Stifel Financial Corp.	236,357	14,136,512
		$ 53,947,399
Security	Shares	Value
Diversified Financial Services — 0.7%
London Stock Exchange Group PLC	187,977	$ 18,345,179
		$ 18,345,179
Electric Utilities — 2.2%
Iberdrola S.A.	2,958,911	$ 31,596,652
Iberdrola S.A.	82,191	876,154
NextEra Energy, Inc.(2)	311,926	26,354,628
		$ 58,827,434
Electrical Equipment — 2.2%
AMETEK, Inc.(2)	270,106	$ 33,358,091
Schneider Electric SE	184,436	25,508,205
		$ 58,866,296
Electronic Equipment, Instruments & Components — 5.0%
CDW Corp.(2)	250,127	$ 45,405,554
Halma PLC	814,999	22,952,717
Keyence Corp.	50,091	19,853,172
Keysight Technologies, Inc.(1)	97,037	15,778,216
TE Connectivity, Ltd.(2)	215,207	28,779,632
		$ 132,769,291
Entertainment — 2.0%
Walt Disney Co. (The)(1)(2)	509,811	$ 54,090,947
		$ 54,090,947
Equity Real Estate Investment Trusts (REITs) — 1.1%
Healthpeak Properties, Inc.(2)	1,029,154	$ 28,435,525
		$ 28,435,525
Food Products — 4.2%
Mondelez International, Inc., Class A(2)	722,033	$ 46,238,994
Nestle S.A.(2)	529,139	64,833,958
		$ 111,072,952
Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	218,444	$ 17,192,434
Boston Scientific Corp.(1)(2)	1,116,109	45,816,275
Intuitive Surgical, Inc.(1)(2)	113,514	26,127,517
Straumann Holding AG	116,355	15,737,071
		$ 104,873,297
Health Care Providers & Services — 0.9%
Elevance Health, Inc.	50,402	$ 24,046,794
		$ 24,046,794

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.7%
Compass Group PLC	2,251,305	$ 52,762,561
InterContinental Hotels Group PLC	308,301	18,274,567
		$ 71,037,128
Industrial Conglomerates — 1.1%
Siemens AG	263,090	$ 29,346,101
		$ 29,346,101
Insurance — 1.5%
AIA Group, Ltd.	1,999,031	$ 20,083,552
Allstate Corp. (The)	171,574	20,069,011
		$ 40,152,563
Interactive Media & Services — 4.3%
Alphabet, Inc., Class C(1)(2)	974,480	$ 113,663,347
		$ 113,663,347
Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	624,520	$ 84,278,974
		$ 84,278,974
IT Services — 4.8%
Amadeus IT Group S.A.(1)	379,740	$ 22,142,716
Fidelity National Information Services, Inc.(2)	404,857	41,360,191
Global Payments, Inc.	160,053	19,577,683
Visa, Inc., Class A(2)	202,030	42,852,583
		$ 125,933,173
Leisure Products — 1.0%
Yamaha Corp.(2)	634,722	$ 27,073,463
		$ 27,073,463
Life Sciences Tools & Services — 1.3%
Danaher Corp.	114,574	$ 33,394,884
		$ 33,394,884
Machinery — 2.4%
Graco, Inc.	306,153	$ 20,561,236
Ingersoll Rand, Inc.(2)	552,746	27,526,751
SMC Corp.	32,332	15,934,382
		$ 64,022,369
Metals & Mining — 1.4%
Anglo American PLC	571,238	$ 20,647,311
Security	Shares	Value
Metals & Mining (continued)
Rio Tinto, Ltd.(2)	220,767	$ 15,295,742
		$ 35,943,053
Multi-Utilities — 0.5%
CMS Energy Corp.(2)	211,039	$ 14,504,710
		$ 14,504,710
Oil, Gas & Consumable Fuels — 3.7%
ConocoPhillips(2)	523,267	$ 50,981,904
EOG Resources, Inc.(2)	408,955	45,483,975
		$ 96,465,879
Personal Products — 0.4%
Kose Corp.	120,508	$ 10,756,772
		$ 10,756,772
Pharmaceuticals — 8.9%
AstraZeneca PLC	316,926	$ 41,688,829
Eli Lilly & Co.(2)	133,533	44,024,495
Novo Nordisk A/S, Class B	301,000	35,058,600
Roche Holding AG PC(2)	125,656	41,718,359
Sanofi	417,133	41,451,974
Zoetis, Inc.(2)	176,649	32,247,275
		$ 236,189,532
Professional Services — 3.0%
Recruit Holdings Co., Ltd.	527,418	$ 19,711,209
RELX PLC	1,258,067	37,250,660
Verisk Analytics, Inc.(2)	114,370	21,758,893
		$ 78,720,762
Semiconductors & Semiconductor Equipment — 4.6%
ASML Holding NV(2)	74,166	$ 42,627,493
Infineon Technologies AG	933,043	25,588,205
Micron Technology, Inc.(2)	466,807	28,876,681
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	266,396	23,570,718
		$ 120,663,097
Software — 6.7%
Adobe, Inc.(1)(2)	74,290	$ 30,467,815
Intuit, Inc.	56,269	25,668,230
Microsoft Corp.(2)	429,034	120,447,005
		$ 176,583,050

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.1%
Lowe's Cos., Inc.(2)	114,557	$ 21,941,102
TJX Cos., Inc. (The)(2)	533,235	32,612,653
		$ 54,553,755
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(2)	490,726	$ 79,747,882
		$ 79,747,882
Textiles, Apparel & Luxury Goods — 2.3%
adidas AG(2)	198,656	$ 34,365,794
LVMH Moet Hennessy Louis Vuitton SE	38,225	26,541,682
		$ 60,907,476
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	440,960	$ 24,821,510
		$ 24,821,510
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	23,927,270	$ 35,260,593
		$ 35,260,593
Total Common Stocks (identified cost $2,026,567,693)		$2,679,421,025

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(3)	13,282,751	$ 13,282,751
Total Short-Term Investments (identified cost $13,282,751)		$ 13,282,751
Total Investments — 101.9% (identified cost $2,039,850,444)		$2,692,703,776
Total Written Call Options — (1.8)% (premiums received $18,117,998)		$ (48,252,608)
Other Assets, Less Liabilities — (0.1)%		$ (2,972,688)
Net Assets — 100.0%		$2,641,478,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.1%	$1,510,195,981
United Kingdom	12.5	335,833,664
Switzerland	6.3	168,261,454
France	5.5	148,990,332
Japan	3.5	93,328,998
Germany	3.3	89,300,100
Spain	3.0	81,552,377
Netherlands	2.4	64,644,215
Australia	1.9	51,089,978
Denmark	1.3	35,058,600
India	0.9	24,377,982
Taiwan	0.9	23,570,718
Sweden	0.8	21,704,493
Hong Kong	0.7	20,083,552
Ireland	0.5	12,663,142
Canada	0.4	12,048,190
Total Investments	100.0%	$2,692,703,776

Written Call Options (Exchange-Traded) — (1.8)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	1,410	EUR	52,284,210	EUR	3,600	8/5/22	$ (1,636,205)

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	1,430	EUR	53,025,830	EUR	3,550	8/12/22	$ (2,446,074)
Dow Jones Euro STOXX 50 Index	1,390	EUR	51,542,590	EUR	3,700	8/19/22	(978,302)
Dow Jones Euro STOXX 50 Index	1,400	EUR	51,913,400	EUR	3,750	8/26/22	(673,792)
FTSE 100 Index	600	GBP	44,540,580	GBP	7,275	8/19/22	(1,243,017)
Nikkei 225 Index	180	JPY	5,004,295,200	JPY	27,375	8/5/22	(706,559)
Nikkei 225 Index	180	JPY	5,004,295,200	JPY	27,500	8/12/22	(702,966)
Nikkei 225 Index	170	JPY	4,726,278,800	JPY	28,500	8/19/22	(181,830)
Nikkei 225 Index	170	JPY	4,726,278,800	JPY	28,500	8/26/22	(344,685)
S&P 500 Index	174	USD	71,867,046	USD	3,830	8/1/22	(5,268,720)
S&P 500 Index	172	USD	71,040,988	USD	3,900	8/3/22	(3,989,540)
S&P 500 Index	173	USD	71,454,017	USD	3,950	8/5/22	(3,199,635)
S&P 500 Index	174	USD	71,867,046	USD	3,930	8/8/22	(3,576,570)
S&P 500 Index	175	USD	72,280,075	USD	3,870	8/10/22	(4,655,000)
S&P 500 Index	172	USD	71,040,988	USD	3,900	8/12/22	(4,114,240)
S&P 500 Index	171	USD	70,627,959	USD	3,950	8/15/22	(3,372,120)
S&P 500 Index	173	USD	71,454,017	USD	4,000	8/17/22	(2,735,130)
S&P 500 Index	171	USD	70,627,959	USD	4,065	8/19/22	(1,956,240)
S&P 500 Index	172	USD	71,040,988	USD	4,025	8/22/22	(2,503,460)
S&P 500 Index	173	USD	71,454,017	USD	4,025	8/24/22	(2,589,810)
S&P 500 Index	171	USD	70,627,959	USD	4,100	8/26/22	(1,378,713)
Total							$(48,252,608)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $13,282,751, which represents 0.5% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$19,687,725	$ —	$(21,114,821)	$4,088,023	$(2,660,927)	$ —	$ —	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	—	247,795,400	(247,792,192)	(3,208)	—	—	7,358	—
Liquidity Fund, Institutional Class(1)	—	132,826,345	(119,543,594)	—	—	13,282,751	60,538	13,282,751
Total				$4,084,815	$(2,660,927)	$13,282,751	$67,896
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 167,754,294	$ 35,260,593	$ —	$ 203,014,887
Consumer Discretionary	138,832,729	181,034,789	—	319,867,518
Consumer Staples	112,542,903	119,295,105	—	231,838,008
Energy	96,465,879	—	—	96,465,879
Financials	144,842,941	131,510,013	—	276,352,954
Health Care	205,657,240	228,641,503	—	434,298,743
Industrials	123,388,731	220,787,090	—	344,175,821
Information Technology	502,532,190	133,164,303	—	635,696,493
Materials	—	35,943,053	—	35,943,053
Real Estate	28,435,525	—	—	28,435,525
Utilities	40,859,338	32,472,806	—	73,332,144
Total Common Stocks	$1,561,311,770	$1,118,109,255*	$ —	$2,679,421,025

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 13,282,751	$ —	$ —	$ 13,282,751
Total Investments	$1,574,594,521	$1,118,109,255	$ —	$2,692,703,776
Liability Description
Written Call Options	$ (39,339,178)	$ (8,913,430)	$ —	$ (48,252,608)
Total	$ (39,339,178)	$ (8,913,430)	$ —	$ (48,252,608)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.